American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
September 30, 2023

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 96.5%
Aerospace and Defense — 2.5%
RTX Corp.	48,642	3,500,765
Air Freight and Logistics — 1.3%
United Parcel Service, Inc., Class B	11,610	1,809,651
Automobiles — 0.6%
General Motors Co.	27,007	890,421
Banks — 5.1%
JPMorgan Chase & Co.	22,551	3,270,346
Truist Financial Corp.	65,356	1,869,835
U.S. Bancorp	61,381	2,029,256
		7,169,437
Beverages — 1.1%
Anheuser-Busch InBev SA	13,390	742,290
PepsiCo, Inc.	4,829	818,226
		1,560,516
Capital Markets — 5.2%
Bank of New York Mellon Corp.	61,907	2,640,333
BlackRock, Inc.	3,113	2,012,523
Charles Schwab Corp.	32,463	1,782,219
Northern Trust Corp.	12,197	847,448
		7,282,523
Chemicals — 0.6%
Akzo Nobel NV	11,658	840,523
Communications Equipment — 3.8%
Cisco Systems, Inc.	41,803	2,247,330
F5, Inc.(1)	13,587	2,189,409
Juniper Networks, Inc.	33,242	923,795
		5,360,534
Consumer Staples Distribution & Retail — 3.6%
Dollar Tree, Inc.(1)	17,474	1,860,107
Koninklijke Ahold Delhaize NV	37,246	1,122,583
Walmart, Inc.	13,161	2,104,839
		5,087,529
Containers and Packaging — 2.8%
Packaging Corp. of America	13,785	2,116,687
Sonoco Products Co.	33,614	1,826,921
		3,943,608
Diversified Telecommunication Services — 2.0%
BCE, Inc.	18,573	709,008
Verizon Communications, Inc.	62,744	2,033,533
		2,742,541
Electric Utilities — 6.1%
Duke Energy Corp.	29,506	2,604,200
Edison International	22,619	1,431,556
Eversource Energy	23,687	1,377,399
Pinnacle West Capital Corp.	10,416	767,451
Xcel Energy, Inc.	39,531	2,261,964
		8,442,570
Electrical Equipment — 1.2%
Emerson Electric Co.	8,599	830,405

nVent Electric PLC	16,789	889,649
		1,720,054
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	11,343	1,401,201
Energy Equipment and Services — 1.2%
Baker Hughes Co.	46,252	1,633,621
Entertainment — 1.0%
Walt Disney Co.(1)	17,588	1,425,507
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B(1)	16,208	5,677,662
Food Products — 3.0%
Conagra Brands, Inc.	76,969	2,110,490
Mondelez International, Inc., Class A	30,137	2,091,508
		4,201,998
Ground Transportation — 1.3%
Norfolk Southern Corp.	8,984	1,769,219
Health Care Equipment and Supplies — 8.9%
Becton Dickinson & Co.	6,819	1,762,916
Medtronic PLC	76,311	5,979,730
Zimmer Biomet Holdings, Inc.	41,761	4,686,419
		12,429,065
Health Care Providers and Services — 7.2%
Cigna Group	6,380	1,825,126
CVS Health Corp.	19,946	1,392,630
Henry Schein, Inc.(1)	30,408	2,257,794
Quest Diagnostics, Inc.	21,292	2,594,643
Universal Health Services, Inc., Class B	15,231	1,914,994
		9,985,187
Household Products — 5.0%
Colgate-Palmolive Co.	41,724	2,966,994
Kimberly-Clark Corp.	20,717	2,503,649
Procter & Gamble Co.	10,336	1,507,609
		6,978,252
Industrial Conglomerates — 0.5%
Siemens AG	5,092	727,691
Insurance — 4.2%
Allstate Corp.	27,542	3,068,454
Chubb Ltd.	5,042	1,049,644
MetLife, Inc.	11,357	714,469
Willis Towers Watson PLC	5,024	1,049,815
		5,882,382
Machinery — 1.0%
Oshkosh Corp.	14,445	1,378,486
Oil, Gas and Consumable Fuels — 8.3%
Chevron Corp.	6,052	1,020,488
ConocoPhillips	12,808	1,534,398
Enterprise Products Partners LP	40,644	1,112,426
Exxon Mobil Corp.	36,243	4,261,452
Shell PLC	37,865	1,200,102
TotalEnergies SE, ADR	37,504	2,466,263
		11,595,129
Passenger Airlines — 0.9%
Southwest Airlines Co.	43,983	1,190,620
Personal Care Products — 3.1%
Kenvue, Inc.	80,363	1,613,689

Unilever PLC, ADR	54,693	2,701,834
		4,315,523
Pharmaceuticals — 7.6%
Johnson & Johnson	42,789	6,664,387
Merck & Co., Inc.	12,320	1,268,344
Pfizer, Inc.	36,994	1,227,091
Roche Holding AG	5,357	1,462,466
		10,622,288
Professional Services — 1.0%
Automatic Data Processing, Inc.	5,851	1,407,634
Semiconductors and Semiconductor Equipment — 1.3%
Texas Instruments, Inc.	10,935	1,738,774
TOTAL COMMON STOCKS (Cost $129,729,049)		134,710,911
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Value ETF (Cost $1,344,958)	9,033	1,371,390
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,495	6,495
Repurchase Agreements — 2.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $455,892), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $444,980)		444,785
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 8/31/30, valued at $2,948,863), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $2,892,274)		2,891,000
		3,335,785
TOTAL SHORT-TERM INVESTMENTS (Cost $3,342,280)		3,342,280
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $134,416,287)		139,424,581
OTHER ASSETS AND LIABILITIES — 0.1%		191,391
TOTAL NET ASSETS — 100.0%		$139,615,972

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	25,162	USD	18,660	Goldman Sachs & Co.	12/22/23	$(111)
USD	604,141	CAD	814,594	Goldman Sachs & Co.	12/22/23	3,634
USD	17,634	CAD	23,760	Goldman Sachs & Co.	12/22/23	119
USD	1,257,460	CHF	1,135,630	Morgan Stanley	12/22/23	5,605
USD	1,690,729	EUR	1,590,611	Bank of America N.A.	12/22/23	2,670
USD	1,691,034	EUR	1,590,611	JPMorgan Chase Bank N.A.	12/22/23	2,975
USD	1,691,373	EUR	1,590,611	Morgan Stanley	12/22/23	3,314
USD	3,363,840	GBP	2,753,184	Goldman Sachs & Co.	12/22/23	2,768
						$20,974

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$127,906,248	$6,804,663	—
Exchange-Traded Funds	1,371,390	—	—
Short-Term Investments	6,495	3,335,785	—
	$129,284,133	$10,140,448	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$21,085	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$111	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.